SUMMARY OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Jun. 30, 2023	Mar. 03, 2023	Dec. 31, 2022
Trade Payables And Accrued Liabilities
Amounts due to related parties (note 11)	$ 100,592	$ 2,067,180	$ 43,235
Trade payables	3,058,268		3,660,519
Accrued liabilities	235,789		321,962
Trade payables and accrued liabilities	$ 3,394,649		$ 4,025,716